Contigencies - Additional Information (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Disclosure Of Contingencies [Abstract]
Sum in dispute due to earn out provisions in the share purchase agreement	$ 35,000